Compass EMP U.S. 500 Volatility Weighted Fund

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Compass EMP International 500 Volatility Weighted Fund

Compass EMP Emerging Market 500 Volatility Weighted Fund

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Compass EMP International 500 Enhanced Volatility Weighted Fund

Compass EMP REC Enhanced Volatility Weighted Fund

Compass EMP Commodity Strategies Volatility Weighted Fund

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund

Compass EMP Long/Short Strategies Fund

Compass EMP Market Neutral Income Fund

Compass EMP Enhanced Fixed Income Fund

Compass EMP Ultra Short-Term Fixed Income Fund

(the “Funds” and each a “Fund”)

each a series of COMPASS EMP FUNDS TRUST

Supplement dated May 1, 2015, to the

Prospectus dated November 1, 2014

______________________________________________________________________________

Effective May 1, 2015, Victory Capital Management Inc. replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses(1)	1.19%	1.44%	1.94%	0.94%
Fee Waivers and Expense Reimbursement (1)(2)	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(1)	0.99%	1.24%	1.74%	0.74%
(1)	Restated to reflect current contractual fees.
(2)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.20%, 1.45%, 1.95%, and 0.95% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.24%, 1.74%, and 0.74% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$670	$912	$1174	$1918
Class T	$472	$771	$1091	$1997
Class C	$177	$590	$1029	$2248
Class I	$76	$280	$501	$1136

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

1

FUND SUMMARY—COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses(1)	1.45%	1.70%	2.20%	1.20%
Fee Waivers and Expense Reimbursement (1)(2)	(0.46)%	(0.46)%	(0.46)%	(0.46)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(1)	0.99%	1.24%	1.74%	0.74%
(1)	Restated to reflect current contractual fees.
(2)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.25%, 1.50%, 2.00%, and 1.00% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.24%, 1.74%, and 0.74% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$670	$945	$1260	$2153
Class T	$472	$803	$1179	$2231
Class C	$177	$623	$1117	$2477
Class I	$76	$314	$594	$1393

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”)

2

FUND SUMMARY—COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.61%	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.67%	1.92%	2.42%	1.42%
Fee Waivers and Expense Reimbursement (2)(3)	(0.56)%	(0.56)%	(0.56)%	(0.56)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	1.11%	1.36%	1.86%	0.86%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.41%, 1.66%, 2.16%, and 1.16% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.35%, 1.85%, and 0.85% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$681	$995	$1358	$2374
Class T	$483	$855	$1277	$2451
Class C	$189	$675	$1216	$2693
Class I	$87	$368	$699	$1633

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

3

FUND SUMMARY—COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	2.07%	2.07%	2.07%	2.07%
Acquired Fund Fees and Expenses (1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses(2)	3.23%	3.48%	3.98%	2.98%
Fee Waivers and Expense Reimbursement (2)(3)	(2.02)%	(2.02)%	(2.02)%	(2.02)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	1. 21%	1.46%	1.96%	0.96%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.51%, 1.76%, 2.26%, and 1.26% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.15%, 1.40%, 1.90%, and 0.90% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$691	$1176	$1854	$3651
Class T	$493	$1038	$1777	$3721
Class C	$199	$861	$1718	$3933
Class I	$98	$562	$1233	$3028

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

4

FUND SUMMARY—COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses(1)	1.13%	1.38%	1.88%	0.88%
Fee Waivers and Expense Reimbursement (1)(2)	(0.14)%	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(1)	0.99%	1.24%	1.74%	0.74%
(1)	Restated to reflect current contractual fees.
(2)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.60%, 1.85%, 2.35%, and 1.35% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.24%, 1.74%, and 0.74% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$670	$900	$1149	$1859
Class T	$472	$758	$1066	$1938
Class C	$177	$577	$1003	$2190
Class I	$76	$267	$474	$1071

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

5

FUND SUMMARY—COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.47%	0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.53%	1.78%	2.28%	1.28%
Fee Waivers and Expense Reimbursement (2)(3)	(0.42)%	(0.42)%	(0.42)%	(0.42)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	1.11%	1.36%	1.86%	0.86%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 1.91%, 2.41%, and 1.41% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.35%, 1.85%, and 0.85% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$682	$994	$1328	$2270
Class T	$484	$853	$1247	$2347
Class C	$189	$674	$1186	$2592
Class I	$88	$367	$666	$1519

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

FUND SUMMARY—COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: Footnote 2 to the Fee and Expense table is hereby replaced in its entirety with the following:

(2) The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.46%, 1.71%, 2.21%, and 1.21% of the Fund’s Class A, Class T, Class C, and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

6

FUND SUMMARY—COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.40%	0.40%	0.40%	0.40%
Acquired Fund Fees and Expenses (1)	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(2)	1.48%	1.73%	2.23%	1.23%
Fee Waivers and Expense Reimbursement (2)(3)	(0.35)%	(0.35)%	(0.35)%	(0.35)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	1.13%	1.38%	1.88%	0.88%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.43%, 1.68%, 2.18%, and 1.18% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.35%, 1.85%, and 0.85% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$684	$985	$1312	$2237
Class T	$486	$844	$1231	$2315
Class C	$191	$655	$1170	$2560
Class I	$90	$357	$650	$1484

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

7

FUND SUMMARY—
COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.48%	0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses (1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses(2)	1.59%	1.84%	2.34%	1.34%
Fee Waivers and Expense Reimbursement (2)(3)	(0.43)%	(0.43)%	(0.43)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	1.16%	1.41%	1.91%	0.91%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 1.91%, 2.41%, and 1.41% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.35%, 1.85%, and 0.85% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$686	$1020	$1377	$2378
Class T	$489	$880	$1297	$2456
Class C	$194	$702	$1236	$2699
Class I	$93	$395	$719	$1637

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

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FUND SUMMARY—COMPASS EMP LONG/SHORT STRATEGIES FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.15%	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.26%	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses (1)	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses(2)	1.72%	1.97%	2.47%	1.47%
Fee Waivers and Expense Reimbursement (2)(3)	(0.21)%	(0.21)%	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	1.51%	1.76%	2.26%	1.26%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.66%, 1.91%, 2.41%, and 1.41% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.45%, 1.70%, 2.20%, and 1.20% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$720	$1082	$1484	$2605
Class T	$523	$943	$1405	$2682
Class C	$229	$766	$1346	$2920
Class I	$128	$461	$835	$1885

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

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FUND SUMMARY—COMPASS EMP MARKET NEUTRAL INCOME FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses (1)	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses(2)	1.15%	1.40%	1.90%	0.90%
Fee Waivers and Expense Reimbursement (2)(3)	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.95%	1.20%	1.70%	0.70%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.25%, 1.50%, 2.00%, and 1.00% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.90%, 1.15%, 1.65%, and 0.65% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$666	$910	$1173	$1923
Class T	$468	$768	$1090	$2002
Class C	$173	$587	$1028	$2252
Class I	$71	$277	$500	$1141

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

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FUND SUMMARY—COMPASS EMP ENHANCED FIXED INCOME FUND

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	None	None
Wire Redemption Fee (per wire redemption; deducted directly from account)	$15.00	$15.00	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	0.50%	1.00%	0.00%
Other Expenses	0.19%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses (1)	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(2)	0.87%	1.12%	1.62%	0.62%
Fee Waivers and Expense Reimbursement (2)(3)	(0.13)%	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.74%	0.99%	1.49%	0.49%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	Restated to reflect current contractual fees.
(3)	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.88%, 1.13%, 1.63%, and 0.63% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.71%, 0.96%, 1.46%, and 0.46% of the Fund’s Class A, Class T, Class C and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$646	$831	$1031	$1607
Class T	$448	$688	$947	$1687
Class C	$152	$505	$883	$1943
Class I	$50	$192	$347	$797

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

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FUND SUMMARY—COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND

Fees and Expenses of the Fund: Footnote 2 to the Fee and Expense table is hereby replaced in its entirety with the following:

(2) The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.71% and 0.46% of the Fund’s Class A and Class I shares, respectively. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

MANAGEMENT

Investment Advisor: Victory Capital Management Inc. (the “Advisor”), a New York corporation located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as investment adviser to the Funds. Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of the Funds’ business affairs. The Advisor is responsible for selecting each Fund’s investments according to its investment objective, policies, and restrictions. As of December 31, 2014, Victory Capital Management Inc. had approximately $35.9 billion in assets under management.

The Advisor is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of each Fund.

Pursuant to a Management Agreement, each Fund pays the Advisor, on a monthly basis, an annual advisory fee based on the Fund’s average daily net assets, as described in the table below. Additionally, the Advisor has contractually agreed for each Fund, at least until April 30, 2017, to waive management fees and/or reimburse Fund expenses, but only to the extent necessary to maintain each Fund’s Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) in the amounts set forth in the fee and expense table for each Fund in the Prospectus, as revised by this Supplement.

Fund	Management Fee
Compass EMP U.S. 500 Volatility Weighted Fund	0.70%
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	0.70%
Compass EMP International 500 Volatility Weighted Fund	0.80%
Compass EMP Emerging Market 500 Volatility Weighted Fund	0.85%
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	0.70%
Compass EMP International 500 Enhanced Volatility Weighted Fund	0.80%
Compass EMP REC Enhanced Volatility Weighted Fund	1.05%
Compass EMP Commodity Strategies Volatility Weighted Fund	0.80%
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	0.80%
Compass EMP Long/Short Strategies Fund	1.15%
Compass EMP Market Neutral Income Fund	0.60%
Compass EMP Enhanced Fixed Income Fund	0.40%
Compass EMP Ultra Short-Term Fixed Income Fund	0.40%

Any waiver or reimbursement by the Advisor is subject to repayment by the respective Fund within the three fiscal years following the fiscal year in which the waiver or reimbursement occurred (provided the Advisor continues to serve as investment adviser to the respective Fund), if the Fund is able to make the repayment without exceeding its current expense limitations and at the time the repayment is approved by the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement will be available in each Fund’s annual report to shareholders for the period ending June 30, 2015.

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HOW TO PURCHASE SHARES

Class A and Class T Shares

Class A and Class T shares are offered at the public offering price, which is net asset value per share plus the applicable sales charge. The minimum initial investment in the Class A and Class T shares is $2,500 and the minimum subsequent investment is $50. There is no minimum initial investment for 401(k) plan retirement accounts and those deemed by the Advisor to be substantially similar to 401(k) accounts. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. If you invest in more than one class of a Fund, you should notify the Fund of your combined Class A and Class T purchase amount in order to determine whether you qualify for a reduced sales charge. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of "Right of Accumulation" and "Letter of Intent" below. Class A and Class T shares pay up to 0.25% and 0.50%, respectively, on an annualized basis of the average daily net assets of the class as reimbursement or compensation for service and distribution-related activities with respect to a Fund and/or shareholder services. The following sales charges apply to your purchases of Class A and Class T shares of the Fund:

Class A (All Funds except Ultra Short-Term Fund) Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	4.00%	4.17%	3.25%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above	0.00%	0.00%	0.00%

Class A Ultra Short-Term Fund Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	1.00%	1.01%	1.00%
$50,000 but less than $100,000	0.80%	0.81%	0.80%
$100,000 but less than $250,000	0.60%	0.60%	0.60%
$250,000 but less than $500,000	0.40%	0.40%	0.40%
$500,000 but less than $1,000,000	0.20%	0.20%	0.20%
$1,000,000 and above	0.00%	0.00%	0.00%

Class T Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
Less than $50,000	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 and above	0.00%	0.00%	0.00%

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You may be able to buy Class A and Class T shares without a sales charge (i.e. "load-waived") when you are:

•	reinvesting dividends or distributions;
•	investing $1,000,000 or more
•	participating in an investment advisory or agency commission program under which you pay a fee to an investment adviser or other firm for portfolio management or brokerage services;
•	exchanging an investment in Class A shares or Class T shares of another fund for an investment in the Fund, subject to Advisor’s approval;
•	a current or former director or trustee of the Trust;
•	an employee (including the employee's spouse, domestic partner, children, grandchildren, parents, grandparents, siblings, and any independent of the employee, as defined in section 152 of the Internal Revenue Code) of the Fund's Advisor or its affiliates or of a broker-dealer authorized to sell shares of such funds;
•	a retirement plan, including Section 401 and 457 Plan sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
•	a financial intermediary who has entered into an agreement with the distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
•	purchasing shares through a no transaction fee programs offered by certain broker-dealers (sometimes referred to as "supermarkets").
•	purchasing shares through the Fund's Advisor; or
•	purchasing shares through a financial services firm (such as a broker-dealer, investment adviser or financial institution) that has a special arrangement with the Funds.

Class I Shares: Class I shares of a Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. This means that 100% of your initial investment is placed into shares of the Fund. Class I shares require a minimum initial investment of $100,000. There is no minimum initial investment for the following types of investors:

•	401(k) plan retirement accounts and those deemed by the Advisor to be substantially similar to 401(k) accounts;
•	directors, trustees, employees, and family members of employees of the Advisor or "Affiliated Providers;"**
•	investors in select fee based programs; and
•	brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.

**Affiliated Providers are affiliates and subsidiaries of the Advisor and any organization that provides services to the Funds.

* * * * * * * * * *

This Supplement and the existing Prospectus dated November 1, 2014 provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information each dated November 1, 2014 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.

Please retain this Supplement for future reference.

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